SCHEDULE OF CONTINGENT CONSIDERATION (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning, balance	$ 2,961
Change in fair value	(2,967)
Translation differences	6
Ending, balance
Current Portion [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning, balance	2,090
Change in fair value	(2,094)
Translation differences	4
Ending, balance
Long Term Portion [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning, balance	871
Change in fair value	(873)
Translation differences	2
Ending, balance